Note 3 - Vessels, Net (Tables)	3 Months Ended
Mar. 31, 2020
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2020	132,863,067	(16,632,734)	116,230,333
Depreciation for the period	–	(1,727,085)	(1,727,085)
Capitalized expenses	77,530	–	77,530
Vessel held for sale	(3,750,233)	2,027,673	(1,722,560))
Balance, March 31, 2020	129,190,364	(16,332,146)	112,858,218